Exhibit 99.1

Capital One Auto Finance Trust
Automobile Receivable - Backed Notes
Series 2007-A

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2007-A as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 2/21/2007

		Payment Date:	03/15/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	02/15/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	02/09/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	02/28/2007
Indenture Trustee:	The Bank of New York	Record Date:	03/14/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	02/15/2007
Note Insurer:	Ambac	Coupon Accrual End Date:	03/14/2007
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	28
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	20
Guarantor:	Capital One Financial Corporation	Months Seasoned:	1
Swap C/Party:	Barclays Bank PLC	LIBOR (One Month):	5.320000%

			Principal	Accelerated	Optional					Calculated
	Original Note		Payment	Principal	Principal	Closing Balance				Interest	Interest Paid
Class	Balance	Opening Balance	Per $ 1,000	Per $ 1,000	Per $ 1,000	Note Pool Factor	Days	Day Basis	Interest Rate	Per $ 1,000	Per $ 1,000
A1	$289,000,000	$289,000,000.00	$21,476,612.14	$0.00	$0.00	$267,523,387.86	28	Actual/360	5.32120%	$1,196,087.51	$1,196,087.51
			74.31			0.9257				4.14	4.14
A2	$430,000,000	$430,000,000.00	$0.00	$0.00	$0.00	$430,000,000.00	30	30/360	5.33000%	$1,909,916.67	$1,909,916.67
						1.0000				4.44	4.44

A3A	$167,000,000	$167,000,000.00	$0.00	$0.00	$0.00	$167,000,000.00	30	30/360	5.25000%	$730,625.00	$730,625.00
						1.0000				4.38	4.38

A3B	$167,000,000	$167,000,000.00	$0.00	$0.00	$0.00	$167,000,000.00	28	Actual/360	LIBOR + 0.00000%	$691,008.89	$691,008.89
						1.0000				4.14	4.14

A4	$447,000,000	$447,000,000.00	$0.00	$0.00	$0.00	$447,000,000.00	28	Actual/360	LIBOR + 0.02000%	$1,856,540.00	$1,856,540.00
						1.0000				4.15	4.15

TOTAL	$1,500,000,000	$1,500,000,000.00	$21,476,612.14	$0.00	$0.00	$1,478,523,387.86				$6,384,178.07	$6,384,178.07
			14.32			0.9857					4.26

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	18,145,877.90
Liquidation Proceeds Collected During Period	0.00
Receivables Repurchase Amounts	1,459,071.73
Interest Collected on Receivables	8,984,795.80
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	26,446.80
Transfer from Reserve Fund	43,789.20
Transfer from Pre-Funding Account	799,737.20
Net Swap Receipts	0.00
Optional Note Redemption Prepayment Amount	0.00

Total Available Funds		29,459,718.63

Distributions:
Trustee Fees	0.00
Servicing Fees	1,317,759.81
Net Swap Payments	93,668.61
Class A Noteholders’ Accrued Note Interest	6,384,178.07
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	187,500.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	21,476,612.14
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00

Total Distributions		29,459,718.63

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		1,185,983,830.67
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	10,729,274.61
Prepaid Principal Received	7,416,603.29
Defaulted Receivables	—
Principal Portion of Repurchased Receivables	1,445,175.28
Cram Down Losses and other non-cash adjustments	13,942.50
Total Monthly Principal Amounts		19,604,995.68
End of Period Aggregate Receivables Balance		1,166,378,834.99
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.983469

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		399,999,997.05
Purchase of Subsequent Receivables	0.00
Investment Earnings	799,737.20
Investment Earning Transfer to Collection Account	(799,737.20)
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		399,999,997.05

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		21,901,792.66
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		21,901,792.66
Reserve Account Requirement	21,901,792.66
Reserve Acount Shortfall / (Excess)	0.00
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		0.00
End of Period Reserve Account Balance		21,901,792.66
Change in Reserve Account Balance from Prior Period		0.00
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	72,698	02/08/2007	02/15/2007	$1,185,983,830.67

Subsequent Purchase #1	0			$0.00

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	72,698			$1,185,983,830.67

ASSET PERFORMANCE:

	Cumulative	Current
Monthly Period And Cumulative number of Receivables Calculation:
Beginning Number of Receivables	72,698	72,698
Number of Subsequent Receivables Purchased	0	0
Number of Receivables Defaulted During Period	0	0
Number of Receivables Becoming Purchased Receivables During Period	87	87
Number of Receivables Paid-Off During Period	609	609
Ending Number of Receivables	72,002	72,002

	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Statistical Data (Current and Historical):
Weighted Average APR of the Receivables	13.69%	13.69%	0%	13.67%
Weighted Average Remaining Term	63.17	63.17	0.00	63.05
Weighted Average Original Term	68.01	68.01	0.00	68.01
Average Receivable Balance	16,314	16,314	0	16,199

	Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
(excludes repossessed assets)
31-60 days	1,453	16,480,296	1.39%
61-90 days	12	158,282	0.01%
over 90 days	2	30,854	0.00%
Receivables Delinquent More than 60 Days at End of Period	14	189,135	0.02%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	7	164,967	0.01%

Capital One Auto Finance Trust
Series 2007-A

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	189,135.40
Beginning of Period Principal Balance	1,185,983,830.67
Delinquency Ratio		0.02%
Previous Monthly Period Delinquency Ratio		0.00%
Second Previous Monthly Period Delinquency Ratio		0.00%
3 Month Average Delinquency Ratio		0.02%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 1 < 7.00%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 1 < 8.00%?	Yes

Cumulative Net Charge-off Rate:

Net Losses since the Initial Cut-off Date (Beginning of Period)		0.00
Receivables becoming Defaulted Receivables during period	0.00
Cram Down Losses and other non-cash adjustments occurring during period	13,942.50
Liquidation Proceeds collected during period	0.00
Net Losses during period	13,942.50
Net Losses since Initial Cut-off Date (End of Period)		13,942.50
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.00%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 1 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 1 < N/A?	Yes

Extension Rate:
Number of Receivables extended during current period	50
Beginning of Period Loans Outstanding	72,698
Extension Rate		0.07%
Previous Monthly Extension Rate		0.00%
Second previous Monthly Extension Rate		0.00%
Average Extension Rate		0.07%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

Capital One Auto Finance Trust

Series 2007-A

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of February 15, 2007, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2007-A, as Issuer, and The Bank of New York, as successor Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC. as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	3/12/2007